INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets
		Distribution	Health Canada	Computer
	Patents	Right	License	Software	Total
	$	$	$	$	$
Cost:
Balance, December 31, 2017	-	-	2,922,096	62,135	2,984,231
Acquired through Verdelite	-	-	86,103,549	-	86,103,549
Additions	368,531	-	-	133,032	501,563

Balance, December 31, 2018	368,531	-	89,025,645	195,167	89,589,343
Acquired through Naturals	89,257	4,802,000	148,765	304,303	5,344,325
Additions	173,282	-	-	61,665	234,947
Balance, March 31, 2019	631,070	4,802,000	89,174,410	561,135	95,168,615

		Distribution	Health Canada	Computer
	Patents	Right	License	Software	Total
	$	$	$	$	$
Accumulated amortization:
Balance, December 31, 2017	-	-	87,446	44,930	132,376
Additions	-	-	2,829,015	15,316	2,844,331

Balance, December 31, 2018	-	-	2,916,461	60,246	2,976,707
Additions	-	-	919,948	29,305	949,253
Balance, March 31, 2019	-	-	3,836,409	89,551	3,925,960

		Distribution	Health Canada	Computer
	Patents	Right	License	Software	Total
	$	$	$	$	$
Net book value:
March 31, 2019	631,070	4,802,000	85,338,001	471,584	91,242,655
December 31, 2018	368,531	-	86,109,184	134,921	86,612,636